Financial Instruments - Summary of Carrying Amounts and Fair Value of Financial Instruments (Detail) $ in Millions, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 MXN ($)
Financial assets
Derivative instruments		$ 794		$ 1,900
Other investments and non-current accounts receivable		4,964		5,220
Other investments and non-current accounts receivable		5,758		7,120
Financial liabilities
Long-term debt	$ 9,892	177,022	$ 11,379	235,016
Other financial obligations		12,859		25,972
Derivative instruments		402		818
Total financial liabilities		190,283		261,806
At Fair Value [Member]
Financial assets
Derivative instruments		794		1,900
Other investments and non-current accounts receivable		4,964		5,220
Other investments and non-current accounts receivable		5,758		7,120
Financial liabilities
Long-term debt		184,220		241,968
Other financial obligations		13,381		27,419
Derivative instruments		402		818
Total financial liabilities		$ 198,003		$ 270,205